RELATED PARTY TRANSACTIONS AND BALANCES - Sales to related party (Details) - CNY (¥)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total revenues from related party	¥ 0	¥ 85,657
Urumqi Yikeli Automatic Control Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total revenues from related party	¥ 0	¥ 85,657